KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Variable Annuity Separate Account
Kansas City Life Variable Life Separate Account

Supplement dated October 14, 2025 to the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses dated May 1, 2025 for the

Century II Variable Annuity Contract
Century II Affinity Variable Annuity Contract
Century II Freedom Variable Annuity Contract
Century II Single Premium Affinity Variable Annuity Contract
Century II Variable Universal Life Insurance Contract
Century II Alliance Variable Universal Life Insurance Contract
Century II Survivorship Variable Universal Life Insurance Contract
Century II Heritage Survivorship Variable Universal Life Insurance Contract
Century II Accumulator Variable Universal Life Insurance Contract

Effective October 14, 2025, the “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” section of the prospectuses for the above-mentioned variable annuity contracts and variable universal life insurance contracts (collectively, the “Contracts”) has been amended to include the following information:
Defined Outcome Funds Risk. Each Invesco V.I. S&P 500 Buffer Fund (the "Fund") seeks, over a specified annual period (called an "Outcome Period"), to provide returns that match those of the S&P 500® Index (the “Index”) up to an upside cap, while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund). To receive the full benefit of the 10% buffer protection, Contract Value should be allocated to the Fund prior to the beginning of the Outcome Period and remain allocated to the Fund until the end of the Outcome Period. If Contract Value is allocated after the commencement of the Outcome Period or withdrawn before the end of the Outcome Period, investment returns may vary significantly. You will bear all Index losses exceeding 10%.
The upside cap establishes the maximum percentage return that the Funds can achieve during the Outcome Period (prior to taking into account any fees and expenses of the Fund). During an Outcome Period when the Index is rising, this may limit the return on your investment in an Invesco V.I. S&P 500 Buffer Fund.
The specified outcomes of the Invesco V.I. S&P 500 Buffer Funds may not be achieved. Furthermore, the Invesco V.I. S&P 500 Buffer Funds are not guaranteed and, unlike guarantees, are not backed by Kansas City Life.
For additional risks associated with the Invesco V.I. S&P Buffer Funds see the prospectuses for the Funds.
Effective October 14, 2025, the prospectuses, initial summary prospectuses, and updating summary prospectuses for the Contracts are appended as follows:
In Appendix A of the prospectus, initial summary prospectus, and updating summary prospectus, append the information in the table listing subaccounts available under the Contract with the following:
Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
			(as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital by investing in health care companies	AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.99%	4.17%	3.64%	5.40%
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.71%ii	14.04%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.71%ii	14.03%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.71%ii	13.28%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.71%ii	10.44%	-	-

i See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT - Defined Outcome Funds Risks” in the prospectus and the prospectuses for the Funds for a description of the risks associated with investing in the Invesco V.I. S&P 500 Buffer Funds.
ii Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectuses for the Fund Portfolio for further information.

THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS, INITIAL SUMMARY PROSPECTUS OR UPDATING SUMMARY PROSPECTUS, AND BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.